Consolidated Balance Sheets (Parenthetical)	Jan. 31, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Oct. 31, 2020 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value | (per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	421,871,770	392,943,398	323,419,527
Common stock, shares outstanding	421,871,770	392,943,398	323,419,527